CAPITAL STOCK	12 Months Ended
Dec. 31, 2024
CAPITAL STOCK.
CAPITAL STOCK

22. CAPITAL STOCK

The details of capital stock are as follows:

	2023
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,973,451,980	4.02	199
Directors (Note 1b):
Ririek Adriansyah	6,016,355	0	0
Bogi Witjaksono	4,130,400	0	0
Afriwandi	4,172,900	0	0
Heri Supriadi	4,170,400	0	0
F.M. Venusiana R.	7,806,900	0	0
Herlan Wijanarko	4,172,900	0	0
Muhamad Fajrin Rasyid	4,130,400	0	0
Budi Setyawan Wijaya	4,585,400	0	0
Honesti Basyir	370,544	0	0
Commissioners (Note 1b):
Isa Rachmatarwata	1,968,000	0	0
Marcelino Rumambo Pandin	1,968,000	0	0
Ismail	1,968,000	0	0
Arya Mahendra Sinulingga	2,014,800	0	0
Rizal Mallarangeng	1,968,000	0	0
Public (individually less than 5%)	43,436,968,061	43.89	2,174
Total	99,062,216,600	100.00	4,953

	2024
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,185,694,580	4.23	209
Directors (Note 1b):
Ririek Adriansyah	9,336,755	0	0
Bogi Witjaksono	6,952,700	0	0
Afriwandi	6,995,200	0	0
Heri Supriadi	7,242,700	0	0
F.M. Venusiana R.	10,629,200	0	0
Herlan Wijanarko	6,995,200	0	0
Muhamad Fajrin Rasyid	6,952,700	0	0
Budi Setyawan Wijaya	7,407,700	0	0
Honesti Basyir	3,250,844	0	0
Commissioners (Note 1b):
Isa Rachmatarwata	3,312,700	0	0
Marcelino Rumambo Pandin	3,312,700	0	0
Ismail	3,312,700	0	0
Arya Mahendra Sinulingga	3,359,500	0	0
Rizal Mallarangeng	3,312,700	0	0
Silmy Karim	1,344,700	0	0
Public (individually less than 5%)	43,190,450,461	43.68	2,164
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs. 1 ADS represents 100 Series B shares.

The Company issued only 1 Series A Dwiwarna share which is held by the Government of the Republic of Indonesia and cannot be transferred to any party, and has a veto right in the General Meeting of Stockholders of the Company with respect to the election and removal of the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

The Company's authorized capital stock consists of 1 Series A Dwiwarna and 389,999,999,999 Series B shares. 1 Series A Dwiwarna share has a par value of Rp50 per share and Series B shares has a par value of Rp50 per share. The Company's share structure consists of 1 Series A Dwiwarna share and 99,062,216,559 Series B shares (common stock) with total issued and fully paid-up capital of 99,062,216,600 shares.

Pursuant to the AGM of Stockholders of the Company stated in Notarial Deed No. 29 dated May 27, 2022 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend for 2021 amounting to Rp14,856 billion (Rp149.97 per share). The Company paid cash dividend on June 30, 2022.

Pursuant to the AGM of Stockholders of the Company as stated in Notarial Deed No. 73 dated May 30, 2023 of Ashoya Ratam, S.H., M.Kn., the Company's stockholders approved the distribution of cash dividend for 2022 amounting to Rp16,603 billion (Rp167.59 per share). The Company paid cash dividend on July 5, 2023.

Pursuant to the AGM of Stockholders of the Company stated in Notarial Deed No. 04 dated May 3, 2024 of Ashoya Ratam, S.H., M.Kn., the Company's stockholders approved the distribution of cash dividend for

2023 amounting to Rp17,683 billion (Rp178.50 per share). The Company paid cash dividend on May 29, 2024.

As of December 31, 2024, all of the Company's Series B shares have been listed on the IDX and 41,856,946 ADS or equivalent to 4,185,694,580 Series B have been listed on the NYSE.